Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares Class A	Ordinary shares Class B	Additional paid-in capital	Retained earnings	Non- controlling interest	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2022	[1]				$ 9,273,760	$ 91,000	$ (244,929)	$ 9,119,831
Balance (in Shares) at Dec. 31, 2022	[1]	85,258,128	22,554,375
Net income (loss)					139,708,193	52,589		139,760,782
Adoption of new accounting policy					39,996			39,996
Currency translation adjustment							870	870
Balance at Dec. 31, 2023	[1]				149,021,949	143,589	(244,059)	148,921,479
Balance (in Shares) at Dec. 31, 2023	[1]	85,258,128	22,554,375
Net income (loss)					65,932,247	208,558		66,140,805
Dividend distribution					(5,000,000)			(5,000,000)
Currency translation adjustment
Balance at Dec. 31, 2024	[1]				209,954,196	352,147	(244,059)	210,062,284
Balance (in Shares) at Dec. 31, 2024	[1]	85,258,128	22,554,375
Net income (loss)					(176,857,834)	(94,972)		(176,952,806)
Share issuance		1,977	523					2,500
Share-based compensation		$ 22		555,023				555,045
Share-based compensation (in Shares)		323,438
Issuance of ordinary shares for cash		$ 348		26,082,213				26,082,561
Issuance of ordinary shares for cash (in Shares)		5,000,000
Dividend distribution					(5,000,000)			(5,000,000)
Currency translation adjustment
Balance at Dec. 31, 2025		$ 2,347	$ 523	$ 26,637,236	$ 28,090,362	$ 257,175	$ (244,059)	$ 54,749,584
Balance (in Shares) at Dec. 31, 2025		90,581,566	22,554,375

[1]	The number of ordinary shares has been retrospectively adjusted for the 1-for-10 share subdivision effected on February 3, 2025 (the “February 2025 Share Subdivision”), the increase of share capital effected on February 3, 2025 (the “Share Capital Increase”) and the issuance of the an aggregate of 19,770,000 Class A ordinary shares and 5,230,000 Class B ordinary shares on February 3, 2025 to existing shareholders of BGIN BLOCKCHAIN LIMITED on a pro rata basis (the “Share Issuance”), and the 1-for-1.4375 share subdivision effected on July 16, 2025 (the “July 2025 Share Subdivision”)